[Letterhead of Pacific Life]
CHARLENE GRANT
Assistant Vice President and Counsel
Law Department
Telephone (949) 219-7286
Fax (949) 219-6952
Charlene.Grant@pacificlife.com
April 2, 2010
Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549-4644

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company Pacific Select Exec V Flexible Premium Life Insurance Policy Post-Effective Amendment No. 10, File No. 333-150092
Dear Sir or Madam:
On behalf of the Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) of Pacific Life, attached is an electronic filing of Post-Effective Amendment No.10 to the Separate Account’s Registration Statement on Form N-6. This Registration Statement relates to a variable life insurance policy designated as Pacific Select Exec V Flexible Premium Variable Life Insurance Policy (“Exec V”) which will be funded by the Separate Account. This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 (the “1933 Act”). Exec V is a product whose general design is based upon Pacific Select Exec IV Flexible Premium Variable Life Insurance Policy (“Exec IV”), File #333-150092, which went effective on August 8, 2008.
This filing further addresses concerns raised in the Commission's letter dated December 30, 2009 and ensuing telephone conversations regarding Pacific Life's Post-Effective Amendments No. 7 and 9 dated November 3, 2009 and January 29, 2010, respectively. We have addressed the Commission's concerns by further amending and expanding the disclosure to the prospectus supplement which adds the Indexed Fixed Account to Exec V. The disclosure relates to the current legal status of equity-indexed investment options. The filing also reflects other non-material changes.
No fees are required in connection with this filing.
Please contact me with any questions or comments.
Sincerely,
/s/  CHARLENE GRANT
Charlene Grant